UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06091

Nuveen Investment Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Investment Quality Municipal Fund, Inc. (NQM)
	July 31, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Municipal Bonds – 157.4% (100.0% of Total Investments)

	Alabama – 1.6% (1.0% of Total Investments)
$ 3,800	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	AA+	$ 3,805,434
	2006C-2, 5.000%, 11/15/36 (UB)
	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health
	System Inc., Series 2005A:
1,200	5.250%, 11/15/20	11/15 at 100.00	Baa2	1,237,668
800	5.000%, 11/15/30	11/15 at 100.00	Baa2	757,808
1,650	Courtland Industrial Development Board, Alabama, Pollution Control Revenue Bonds,	6/15 at 100.00	BBB	1,675,295
	International Paper Company, Series 2005A, 5.000%, 6/01/25
1,000	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds,	1/14 at 100.00	AA	997,970
	Series 2004A, 5.250%, 1/01/23 – AGM Insured
8,450	Total Alabama			8,474,175
	Alaska – 0.7% (0.4% of Total Investments)
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,
	Series 2006A:
4,000	5.000%, 6/01/32	6/14 at 100.00	B+	3,201,560
500	5.000%, 6/01/46	6/14 at 100.00	B+	366,535
4,500	Total Alaska			3,568,095
	Arizona – 3.2% (2.0% of Total Investments)
650	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds,	3/22 at 100.00	Baa2	614,335
	Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30
	Arizona Sports and Tourism Authority, Senior Revenue Refunding Bonds, Multipurpose Stadium
	Facility Project, Series 2012A:
1,490	5.000%, 7/01/30	7/22 at 100.00	A1	1,522,199
2,500	5.000%, 7/01/32	7/22 at 100.00	A1	2,535,825
	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health
	Network, Series 2005B:
485	5.250%, 12/01/24	12/15 at 100.00	BBB+	496,708
265	5.250%, 12/01/25	12/15 at 100.00	BBB+	270,319
2,500	Mesa, Arizona, Utility System Revenue Bonds, Tender Option Bond Trust, Series 11032-11034,	7/17 at 100.00	Aa2	2,099,200
	15.135%, 7/01/26 – AGM Insured (IF)
5,000	Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, Series	7/18 at 100.00	AA–	5,155,800
	2008, Trust 1132, 9.191%, 1/01/32 (IF)
3,450	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A–	3,307,791
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
954	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series	7/16 at 100.00	N/R	940,005
	2005, 6.000%, 7/01/30
17,294	Total Arizona			16,942,182
	Arkansas – 0.6% (0.4% of Total Investments)
3,290	University of Arkansas, Pine Bluff Campus, Revenue Bonds, Series 2005A, 5.000%, 12/01/30 –	12/15 at 100.00	Aa2	3,462,297
	AMBAC Insured
	California – 26.5% (16.8% of Total Investments)
1,500	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue	5/20 at 100.00	A	1,594,635
	Bonds, Channing House, Series 2010, 6.000%, 5/15/30
2,250	California Educational Facilities Authority, Revenue Bonds, University of Southern California,	10/15 at 100.00	Aa1	2,327,468
	Series 2005, 4.750%, 10/01/28 (UB)
1,000	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series	11/15 at 100.00	A2	1,007,430
	2006, 5.000%, 11/01/30
2,500	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	11/15 at 100.00	A+	2,530,400
	Series 2005, 5.000%, 11/15/27
4,285	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	4,286,286
	Series 2006, 5.000%, 4/01/37
5,500	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	5,400,010
	5.000%, 11/15/42 (UB)
810	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/19 at 100.00	A2	943,942
	2009-I, 6.375%, 11/01/34
1,530	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	3/20 at 100.00	A2	1,675,228
	2010A-1, 5.750%, 3/01/30
	California State, General Obligation Bonds, Various Purpose Series 2010:
2,100	5.250%, 3/01/30	3/20 at 100.00	A1	2,218,188
3,000	5.500%, 3/01/40	3/20 at 100.00	A1	3,176,190
	California Statewide Communities Development Authority, Revenue Bonds, American Baptist
	Homes of the West, Series 2010:
900	6.000%, 10/01/29	10/19 at 100.00	BBB+	938,700
1,030	6.250%, 10/01/39	10/19 at 100.00	BBB+	1,064,680
1,050	California Statewide Communities Development Authority, School Facility Revenue Bonds, Aspire	1/19 at 100.00	BB	1,058,306
	Public Schools, Series 2010, 6.000%, 7/01/40
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity
	Health System, Series 2005A:
1,000	5.250%, 7/01/30	7/15 at 100.00	BBB–	1,007,830
2,000	5.000%, 7/01/39	7/15 at 100.00	BBB–	1,981,260
1,390	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	No Opt. Call	AA–	1,639,352
	Option Bond Trust 3175, 13.529%, 5/15/14 (IF)
1,900	Chula Vista, California, Industrial Development Revenue Bonds, San Diego Gas and Electric	6/14 at 102.00	A+	2,004,652
	Company, Series 1996A, 5.300%, 7/01/21
2,530	Commerce Joint Power Financing Authority, California, Tax Allocation Bonds, Redevelopment	8/13 at 100.00	BBB	2,410,609
	Projects 2 and 3, Refunding Series 2003A, 5.000%, 8/01/28 – RAAI Insured
1,000	Davis Redevelopment Agency, California, Tax Allocation Bonds, Davis Redevelopment Project,	12/21 at 100.00	A+	1,143,650
	Subordinate Series 2011A, 7.000%, 12/01/36
1,500	Gavilan Joint Community College District, Santa Clara and San Benito Counties, California,	8/21 at 100.00	Aa2	1,671,690
	General Obligation Bonds, Election of 2004 Series 2011D, 5.750%, 8/01/35
2,000	Glendale Redevelopment Agency, California, Central Glendale Redevelopment Project, Tax	12/16 at 100.00	A	2,039,560
	Allocation Bonds, Series 2010, 5.500%, 12/01/24
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
3,000	5.000%, 6/01/33	6/17 at 100.00	B	2,444,520
1,000	5.750%, 6/01/47	6/17 at 100.00	B	780,900
610	5.125%, 6/01/47	6/17 at 100.00	B	435,595
9,740	Huntington Park Redevelopment Agency, California, Single Family Residential Mortgage Revenue	No Opt. Call	Aaa	13,543,860
	Refunding Bonds, Series 1986A, 8.000%, 12/01/19 (ETM)
400	Jurupa Public Financing Authority, California, Superior Lien Revenue Bonds, Series 2010A,	9/20 at 100.00	AA–	400,928
	5.000%, 9/01/33
500	Madera County, California, Certificates of Participation, Children’s Hospital Central	3/20 at 100.00	A+	506,635
	California, Series 2010, 5.375%, 3/15/36
6,215	Marinez Unified School District, Contra Costa County, California, General Obligation Bonds,	8/24 at 100.00	Aa2	6,295,919
	Series 2011, 0.000%, 8/01/31
2,700	M-S-R Energy Authority, California, Gas Revenue Bonds, Series 2009A, 7.000%, 11/01/34	No Opt. Call	A	3,280,392
1,030	Natomas Union School District, Sacramento County, California, General Obligation Refunding	No Opt. Call	A	1,184,469
	Bonds, Series 1999, 5.950%, 9/01/21 – NPFG Insured
15,770	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue	No Opt. Call	A	18,268,283
	Refunding Bonds, Redevelopment Project 1, Series 1995, 7.400%, 8/01/25 – NPFG Insured
1,265	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Baa3	1,335,574
	6.750%, 11/01/39
1,875	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Baa3	1,954,331
	5.250%, 11/01/21
13,145	Perris, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue	No Opt. Call	Aaa	18,526,944
	Bonds, Series 1988B, 8.200%, 9/01/23 (Alternative Minimum Tax) (ETM)
2,500	Petaluma, Sonoma County, California, Wastewater Revenue Bonds, Refunding Series 2011,	5/21 at 100.00	AA–	2,683,850
	5.500%, 5/01/32
3,415	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/14 at 100.00	Baa2 (4)	3,592,887
	Center, Series 2004, 5.875%, 7/01/26 (Pre-refunded 7/01/14)
	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006:
250	5.000%, 9/01/21	9/15 at 102.00	Baa2	257,913
275	5.000%, 9/01/23	9/15 at 102.00	Baa2	278,990
660	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	8/19 at 100.00	A–	724,739
	Mission Bay North Redevelopment Project, Series 2009C, 6.500%, 8/01/39
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
6,175	0.000%, 1/15/28 – NPFG Insured	No Opt. Call	A	2,583,373
8,135	0.000%, 1/15/34 – NPFG Insured	No Opt. Call	A	2,255,754
17,195	0.000%, 1/15/35 – NPFG Insured	No Opt. Call	A	4,450,238
660	Santee Community Development Commission, California, Santee Redevelopment Project Tax	2/21 at 100.00	A	760,426
	Allocation Bonds, Series 2011A, 7.000%, 8/01/31
5,000	Solano Community College District, Solano and Yolo Counties, California, General Obligation	8/23 at 100.00	AA–	5,035,250
	Bonds, Election 2012 Series 2013A, 5.000%, 8/01/43
1,000	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds,	12/21 at 100.00	A	1,167,670
	Redevelopment Project, Subordinate Lien Series 2011, 6.375%, 12/01/23
3,750	Wiseburn School District, Los Angeles County, California, General Obligation Bonds, Series	8/31 at 100.00	AA–	1,903,613
	2011B, 0.000%, 8/01/36 – AGM Insured
4,000	Yuba Community College District, California, General Obligation Bonds, Election 2006 Series	8/21 at 100.00	Aa2	4,101,400
	2011C, 5.250%, 8/01/47
151,040	Total California			140,874,519
	Colorado – 5.2% (3.3% of Total Investments)
1,250	Colorado Educational and Cultural Facilities Authority, Revenue and Refunding Bonds,	No Opt. Call	A+	1,323,863
	University Corporation for Atmospheric Research Project, Series 2012A, 4.500%, 9/01/22
1,465	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project,	8/19 at 100.00	N/R	1,542,938
	Series 2009A, 7.750%, 8/01/39
2,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	2/21 at 100.00	AA–	2,488,900
	Series 2011A, 5.000%, 2/01/41
625	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Total Longterm Care National	11/20 at 100.00	BBB–	652,838
	Obligated Group Project, Series 2010A, 6.000%, 11/15/30
2,000	Colorado Mesa University, Colorado, Enterprise Revenue Bonds, Series 20012B, 4.250%, 5/15/37	5/21 at 100.00	Aa2	1,882,740
14,500	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 3/01/36 –	9/20 at 41.72	A	3,757,385
	NPFG Insured
500	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Project Revenue Bonds,	5/21 at 100.00	Baa2	530,360
	Refunding Series 2011A, 5.500%, 5/01/22 (Alternative Minimum Tax)
1,000	Meridian Metropolitan District, Douglas County, Colorado, General Obligation Refunding Bonds,	12/21 at 100.00	A	980,620
	Series 2011A, 5.000%, 12/01/41
5,055	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue	12/20 at 100.00	AA–	5,396,971
	Refunding Bonds, Series 2011, 6.125%, 12/01/41 – AGM Insured
3,000	Park Creek Metropolitan District, Colorado, Senior Property Tax Supported Revenue Bonds,	12/19 at 100.00	AA–	3,315,870
	Series 2009, 6.250%, 12/01/30 – AGC Insured
650	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs	No Opt. Call	A	754,384
	Utilities, Series 2008, 6.500%, 11/15/38
2,365	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private	7/20 at 100.00	Baa3	2,538,260
	Activity Bonds, Series 2010, 6.000%, 1/15/41
	Ute Water Conservancy District, Mesa County, Colorado, Water Revenue Bonds, Refunding
	Series 2012:
1,000	4.250%, 6/15/27	6/22 at 100.00	AA	1,015,150
1,430	4.250%, 6/15/28	6/22 at 100.00	AA	1,433,089
37,340	Total Colorado			27,613,368
	Connecticut – 1.5% (1.0% of Total Investments)
3,430	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart	7/22 at 100.00	AA–	3,686,393
	University, Series 2012H, 5.000%, 7/01/24 – AGM Insured
	Connecticut Municipal Electric Energy Cooperative, Power Supply System Revenue Bonds,
	Tender Option Bond Trust 1164:
1,295	17.217%, 1/01/32 (IF) (5)	1/23 at 100.00	Aa3	1,507,380
190	17.057%, 1/01/38 (IF) (5)	1/23 at 100.00	Aa3	206,367
2,500	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue	4/20 at 100.00	N/R	2,688,850
	Bonds, Harbor Point Project, Series 2010A, 7.875%, 4/01/39
7,415	Total Connecticut			8,088,990
	District of Columbia – 7.0% (4.5% of Total Investments)
23,745	District of Columbia Water and Sewerage Authority, Public Utility Revenue Bonds, Series 1998,	No Opt. Call	AA+	28,868,459
	5.500%, 10/01/23 – AGM Insured (UB)
3,000	District of Columbia, General Obligation Bonds, Series 1998B, 6.000%, 6/01/16 – NPFG Insured	No Opt. Call	Aa2	3,424,590
	District of Columbia, Revenue Bonds, Association of American Medical Colleges, Series 2011A:
1,000	5.000%, 10/01/27	10/23 at 100.00	A+	1,055,840
1,490	5.000%, 10/01/28	10/23 at 100.00	A+	1,558,823
1,185	5.000%, 10/01/29	10/23 at 100.00	A+	1,225,017
1,200	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+	1,210,320
	Tender Option Bond Trust 1606, 11.776%, 10/01/30 – AMBAC Insured (IF) (5)
31,620	Total District of Columbia			37,343,049
	Florida – 9.8% (6.2% of Total Investments)
1,000	Board of Regents, Florida State University, Housing Facility Revenue Bonds, Series 2005A,	5/15 at 101.00	Aa2	1,059,820
	5.000%, 5/01/27 – NPFG Insured
3,730	Brevard County Health Facilities Authority, Florida, Revenue Bonds, Health First Inc. Project,	4/16 at 100.00	A–	3,821,348
	Series 2005, 5.000%, 4/01/24
250	Brevard County Health Facilities Authority, Florida, Revenue Bonds, Health First Inc. Project,	4/19 at 100.00	A–	278,623
	Series 2009B, 7.000%, 4/01/39
3,315	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 –	10/21 at 100.00	AA–	3,350,769
	AGM Insured
2,465	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern	4/22 at 100.00	Baa1	2,444,171
	University Project, Refunding Series 2012A, 5.000%, 4/01/32
1,150	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern	4/21 at 100.00	Baa1	1,251,867
	University, Refunding Series 2011, 6.375%, 4/01/31
1,000	Habitat Community Development District, Florida, Capital Improvement Revenue Bonds, Series	5/14 at 101.00	N/R	1,015,320
	2004, 5.850%, 5/01/35
13,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport Hub, Series	10/17 at 100.00	A	12,871,950
	2007B, 4.500%, 10/01/31 – NPFG Insured
7,045	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A, 5.000%,	10/22 at 100.00	Aa3	7,111,575
	10/01/42 (WI/DD, Settling 8/02/13)
4,000	North Sumter County Utility Dependent District, Florida, Utility Revenue Bonds, Series 2010,	10/20 at 100.00	AA–	4,113,400
	5.375%, 10/01/40
3,000	Northern Palm Beach County Improvement District, Florida, Revenue Bonds, Water Control and	8/17 at 100.00	N/R	2,878,260
	Improvement Development Unit 46B, Series 2007A, 5.350%, 8/01/41
2,825	Old Palm Community Development District, Florida, Special Assessment Bonds, Palm Beach	5/15 at 101.00	N/R	2,845,425
	Gardens, Series 2004A, 5.900%, 5/01/35
5,895	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA	5,868,001
	Obligation Group, Series 2007, 5.000%, 8/15/42 (UB) (5)
65	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/17 at 100.00	N/R	48,162
	Capital Appreciation, Series 2012A-2, 0.000%, 5/01/39
195	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/19 at 100.00	N/R	117,891
	Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40
85	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/22 at 100.00	N/R	38,111
	Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40
120	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series	5/18 at 100.00	N/R	1
	2007-3, 6.650%, 5/01/40 (6)
15	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing	5/18 at 100.00	N/R	11,085
	Parcel Series 2007-1. RMKT, 6.650%, 5/01/40 (6)
200	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series	5/17 at 100.00	N/R	193,088
	2012A-1, 6.650%, 5/01/40
1,320	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006,	5/14 at 101.00	BB	1,240,932
	5.400%, 5/01/37
470	Tolomato Community Development District, Florida, Special Assessment Bonds,	5/18 at 100.00	N/R	176,852
	Southern/Forbearance Parcel Series 2007-2, 6.650%, 5/01/40 (6)
1,585	Westchester Community Development District 1, Florida, Special Assessment Bonds, Series 2003,	5/14 at 100.00	N/R	1,591,514
	6.000%, 5/01/23
52,730	Total Florida			52,328,165
	Georgia – 2.0% (1.3% of Total Investments)
980	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed,	1/19 at 100.00	A2	1,136,202
	7.500%, 1/01/31
1,510	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2009B, 5.250%, 11/01/34 –	11/19 at 100.00	AA–	1,564,345
	AGM Insured
2,000	Dalton Development Authority, Georgia, Revenue Certificates, Hamilton Health Care System Inc.,	No Opt. Call	A	2,160,300
	Series 1996, 5.500%, 8/15/26 – NPFG Insured
2,500	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	2/20 at 100.00	A	2,521,450
	Northeast Georgia Health Services Inc., Series 2010A, 5.000%, 2/15/30
1,800	Georgia Municipal Electric Authority, Project One Special Obligation Bonds, Fourth Crossover	No Opt. Call	A+	2,071,062
	Series 1997E, 6.500%, 1/01/20
1,220	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series	10/21 at 100.00	Baa2	1,256,234
	2012A, 5.250%, 10/01/27
10,010	Total Georgia			10,709,593
	Guam – 0.5% (0.3% of Total Investments)
765	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.000%, 1/01/31	1/22 at 100.00	A	782,373
1,770	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010,	7/20 at 100.00	Ba2	1,778,461
	5.625%, 7/01/40
2,535	Total Guam			2,560,834
	Idaho – 0.5% (0.3% of Total Investments)
1,230	Idaho Housing and Finance Association, Single Family Mortgage Revenue Bonds, Series 2009BI,	7/19 at 100.00	A1	1,296,051
	5.650%, 7/01/26
1,145	Idaho Water Resource Board, Water Resource Loan Program Revenue, Ground Water Rights	9/22 at 100.00	Baa1	1,133,218
	Mitigation Series 2012A, 4.750%, 9/01/26
2,375	Total Idaho			2,429,269
	Illinois – 13.4% (8.5% of Total Investments)
2,915	Chicago, Illinois, Certificates of Participation Tax Increment Revenue Notes,	3/17 at 100.00	Baa1	3,057,405
	Fullerton/Milwaukee Redevelopment Project, Series 2011A, 6.830%, 3/15/24
3,150	Chicago, Illinois, Sales Tax Revenue Bonds, Series 2011A, 5.000%, 1/01/41	1/22 at 100.00	AAA	3,190,887
4,985	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/32	9/22 at 100.00	A–	4,915,459
500	Illinois Finance Authority, Revenue Bonds, Admiral at Lake Project, Series 2010A, 7.750%, 5/15/30	5/20 at 100.00	N/R	539,335
500	Illinois Finance Authority, Revenue Bonds, Admiral at Lake Project, Temps 75 Series 2010D-1,	11/13 at 100.00	N/R	500,595
	7.000%, 5/15/18
1,125	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009B, 5.500%, 11/01/39	11/19 at 100.00	AA	1,171,496
1,000	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A,	1/18 at 100.00	Baa2	1,047,830
	5.625%, 1/01/37
1,000	Illinois Finance Authority, Revenue Bonds, Little Company of Mary Hospital and Health Care	8/15 at 105.00	A+	1,011,060
	Centers, Series 2010, 5.375%, 8/15/40
960	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A,	5/20 at 100.00	A	1,036,080
	6.000%, 5/15/39
	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2004:
2,500	5.250%, 11/15/21 (Pre-refunded 5/15/14)	5/14 at 100.00	A (4)	2,599,150
1,000	5.250%, 11/15/22 (Pre-refunded 5/15/14)	5/14 at 100.00	A (4)	1,039,660
2,000	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2010C,	5/20 at 100.00	AA–	2,045,280
	5.125%, 5/15/35
395	Illinois Finance Authority, Revenue Bonds, Proctor Hospital, Series 2006, 5.125%, 1/01/25	1/16 at 100.00	BB–	336,299
1,000	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	1,215,490
415	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A,	7/23 at 100.00	A–	417,025
	5.500%, 7/01/28
1,120	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group,	5/19 at 100.00	A	1,249,808
	Series 2009C, 6.625%, 11/01/39
1,000	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A,	8/17 at 100.00	BBB	1,034,940
	5.500%, 8/01/37
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers,
	Series 2009:
2,000	6.875%, 8/15/38	8/19 at 100.00	BBB+	2,164,680
3,000	7.000%, 8/15/44	8/19 at 100.00	BBB+	3,253,290
1,000	Illinois Finance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc.,	3/20 at 100.00	AA–	1,029,370
	Series 2005 Remarketed, 5.250%, 3/01/30 – AGM Insured
1,400	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series	8/20 at 100.00	AA–	1,463,070
	2009B, 5.000%, 8/15/26
3,000	Illinois Finance Authority, Revenue Refunding Bonds, Resurrection Health Care Corporation,	5/19 at 100.00	BBB+	3,290,220
	Series 2009, 6.125%, 5/15/25
	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare,
	Series 2002:
4,000	5.500%, 1/01/22	1/14 at 100.00	Baa2	4,012,760
765	5.625%, 1/01/28	1/14 at 100.00	Baa2	766,966
	Illinois State, General Obligation Bonds, Series 2012A:
5,595	4.000%, 1/01/26	1/22 at 100.00	A–	5,189,698
225	5.000%, 3/01/37	3/22 at 100.00	A–	214,508
2,500	Illinois State, General Obligation Bonds, Series 2013, 5.250%, 7/01/31	7/23 at 100.00	A–	2,505,625
1,430	Illinois State, Sales Tax Revenue Bonds, Build Illinois Series 2011, 3.750%, 6/15/25	6/21 at 100.00	AAA	1,421,706
700	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust 4304,	No Opt. Call	AA–	739,802
	18.067%, 1/01/21 (IF) (5)
1,875	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust 4306,	No Opt. Call	AA–	1,981,575
	18.060%, 1/01/21 (IF)
1,510	Macon County School District 61 Decatur, Illinois, General Obligation Bonds, Series 2011A,	1/21 at 100.00	A2	1,556,674
	5.250%, 1/01/39 – AGM Insured
1,050	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/20 at 100.00	AAA	1,043,721
	Project, Capital Appreciation Refunding Series 2010B-1, 5.000%, 6/15/50
6,015	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	No Opt. Call	AA–	4,519,611
	Expansion Project, Series 1996A, 0.000%, 12/15/21 – NPFG Insured
	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds,
	Series 2010:
1,550	5.250%, 6/01/21	No Opt. Call	A	1,756,057
4,000	6.250%, 6/01/24	6/16 at 100.00	A–	4,355,240
800	6.000%, 6/01/28	6/21 at 100.00	A–	874,560
	Will County High School District 204, Joliet, Illinois, General Obligation Bonds, Series 2001:
1,145	8.700%, 12/01/13 – AGM Insured	No Opt. Call	AA	1,176,419
1,300	8.700%, 12/01/14 – AGM Insured	No Opt. Call	AA	1,440,790
70,425	Total Illinois			71,164,141
	Indiana – 2.0% (1.3% of Total Investments)
1,555	Indiana Finance Authority, Educational Facilities Refunding Revenue Bonds, Butler University	2/22 at 100.00	BBB+	1,576,506
	Project, Series 2012B, 5.000%, 2/01/28
1,050	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For	10/19 at 100.00	BB–	1,097,303
	Educational Excellence, Inc., Series 2009A, 7.000%, 10/01/39
3,270	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series	5/23 at 100.00	A	3,137,402
	2012A, 5.000%, 5/01/42
1,500	Indiana Finance Authority, Hospital Revenue Bonds, Floyd Memorial Hospital and Health Services	3/20 at 100.00	A–	1,505,745
	Project, Refunding Series 2010, 5.125%, 3/01/30
3,015	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing	7/23 at 100.00	BBB	2,717,781
	Project, Series 2013A, 5.000%, 7/01/44 (Alternative Minimum Tax)
	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series 2005:
1,550	5.250%, 2/15/23 (6)	2/15 at 100.00	N/R	167,664
2,500	5.375%, 2/15/34 (6)	2/15 at 100.00	N/R	270,425
14,440	Total Indiana			10,472,826
	Iowa – 1.8% (1.1% of Total Investments)
3,000	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Refunding Series 2009-2,	12/19 at 100.00	A1	3,107,520
	5.500%, 12/01/25
8,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	B+	6,503,920
	5.500%, 6/01/42
11,000	Total Iowa			9,611,440
	Kansas – 1.2% (0.8% of Total Investments)
1,355	Johnson and Miami Counties Unified School District 230, Kansas, General Obligation Bonds,	9/21 at 100.00	Aa3	1,476,394
	Series 2011A, 5.000%, 9/01/26
1,000	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Hays Medical	11/15 at 100.00	A2	1,084,110
	Center Inc., Series 2005L, 5.000%, 11/15/22
600	Overland Park Transportation Development District, Kansas, Sales Tax Revenue Bonds, Oak Park	4/20 at 100.00	BBB	626,106
	Mall Project, Series 2010, 5.900%, 4/01/32
155	Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed Securities Program Single	No Opt. Call	Aaa	164,311
	Family Revenue Bonds, Series 1997A-1, 6.950%, 6/01/29 (Alternative Minimum Tax)
1,455	Topeka, Kansas, Industrial Revenue Refunding Bonds, Sunwest Hotel Corporation, Series 1988,	8/16 at 100.00	AA+ (4)	1,658,147
	9.500%, 10/01/16 (Pre-refunded 8/15/16) (Alternative Minimum Tax)
2,440	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	BBB+	1,577,167
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex
	Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
7,005	Total Kansas			6,586,235
	Kentucky – 1.8% (1.1% of Total Investments)
2,000	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	6/20 at 100.00	BBB+	2,093,800
	Medical Health System, Series 2010A, 6.000%, 6/01/30
2,010	Louisville and Jefferson County Metropolitan Government, Kentucky, Industrial Building Revenue	10/16 at 100.00	A+	2,003,186
	Bonds, Sisters of Mercy of the Americas, Series 2006, 5.000%, 10/01/35
5,000	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc. Project, Improvement	3/21 at 100.00	A3	5,434,550
	and Refunding Series 2011, 6.250%, 3/01/31
9,010	Total Kentucky			9,531,536
	Louisiana – 3.2% (2.1% of Total Investments)
305	East Baton Rouge Mortgage Finance Authority, Louisiana, GNMA/FNMA Mortgage-Backed Securities	10/13 at 100.00	Aaa	308,843
	Program Family Mortgage Revenue Refunding Bonds, Series 1997D, 5.900%, 10/01/30 (Alternative
	Minimum Tax)
1,800	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding	6/22 at 100.00	AA–	1,948,878
	Series 2012, 5.000%, 6/01/24 – AGM Insured
1,000	Louisiana Local Government Environmental Facilities & Community Development Authority,	11/17 at 100.00	BBB–	1,051,900
	Revenue Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32
1,380	Louisiana Local Government Environmental Facilities and Community Development Authority,	8/13 at 100.00	BBB–	1,483,307
	Revenue Bonds, Westlake Chemical Corporation Projects, Series 2009A, 6.500%, 8/01/29
7,445	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US)	7/23 at 100.00	N/R	6,896,601
	LLC Project, Series 2013, 6.500%, 7/01/36 (Alternative Minimum Tax)
3,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	8/15 at 100.00	A+	3,023,250
	Lady Health System, Series 2005A, 5.250%, 8/15/31
2,500	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	2,542,025
	Series 2007A, 5.500%, 5/15/47
17,430	Total Louisiana			17,254,804
	Maine – 0.7% (0.5% of Total Investments)
2,000	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, MaineGeneral	7/21 at 100.00	Baa3	2,232,640
	Medical Center, Series 2011, 6.750%, 7/01/36
1,695	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2010A,	7/20 at 100.00	AA	1,719,662
	5.000%, 7/01/40
3,695	Total Maine			3,952,302
	Maryland – 0.6% (0.4% of Total Investments)
2,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	A2	2,596,975
	Series 2004, 5.375%, 8/15/24
515	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Patterson Park	7/20 at 100.00	BBB–	520,577
	Public Charter School Issue, Series 2010, 6.000%, 7/01/40
3,015	Total Maryland			3,117,552
	Massachusetts – 2.3% (1.4% of Total Investments)
	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Tender Option
	Bond Trust 1163:
505	17.277%, 10/01/48 (IF) (5)	10/23 at 100.00	A1	511,732
930	17.176%, 10/01/48 (IF) (5)	10/23 at 100.00	A1	942,378
1,900	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	1,947,690
	University Issue, Series 2009A, 5.750%, 7/01/39
5,100	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A,	8/15 at 100.00	AA+ (4)	5,568,843
	5.000%, 8/15/23 – AGM Insured (Pre-refunded 8/15/15) (UB)
3,120	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A, 4.500%,	2/17 at 100.00	AA+	3,119,220
	8/01/46 – AGM Insured (UB) (5)
11,555	Total Massachusetts			12,089,863
	Michigan – 3.8% (2.4% of Total Investments)
2,500	Detroit, Michigan, Distributable State Aid General Obligation Bonds, Limited Tax Series 2010,	11/20 at 100.00	AA	2,485,525
	5.000%, 11/01/30
10,215	Detroit, Michigan, Water Supply System Revenue Refunding Bonds, Series 1993, 6.500%, 7/01/15 –	No Opt. Call	A	10,366,488
	FGIC Insured
1,385	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2005II, 5.000%,	10/15 at 100.00	Aa3	1,498,251
	10/15/22 – AMBAC Insured
3,490	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/19 at 100.00	A	3,594,351
	Refunding Series 2009, 5.750%, 11/15/39
1,635	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	AA	1,650,369
	2006A, 5.000%, 12/01/31 (UB)
365	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	N/R (4)	413,855
	2006A, 5.000%, 12/01/31 (Pre-refunded 12/01/16) (UB)
340	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation	6/16 at 100.00	BBB	347,341
	Revenue Bonds, Series 2006, 5.500%, 6/01/35
19,930	Total Michigan			20,356,180
	Minnesota – 3.6% (2.3% of Total Investments)
2,750	Cohasset, Minnesota, Pollution Control Revenue Bonds, Allete Inc., Series 2004, 4.950%, 7/01/22	7/14 at 100.00	A	2,785,118
5,000	Dakota and Washington Counties Housing and Redevelopment Authority, Minnesota, GNMA	No Opt. Call	Aaa	6,684,050
	Mortgage-Backed Securities Program Single Family Residential Mortgage Revenue Bonds, Series
	1988, 8.450%, 9/01/19 (Alternative Minimum Tax) (ETM)
2,000	Duluth Housing & Redevelopment Authority, Minnesota, Lease Revenue Bonds, Duluth Public	11/20 at 100.00	BBB–	1,963,800
	Schools Academy, Series 2010A, 5.875%, 11/01/40
620	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue Bonds,	11/13 at 100.00	A	622,077
	Fairview Hospital and Healthcare Services, Series 2000A, 6.375%, 11/15/29
1,000	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc.,	11/15 at 100.00	BBB–	1,047,670
	Series 2005, 6.000%, 11/15/25
5,630	Washington County, Minnesota, General Obligation Bonds, Capital Improvement Plan, Series	8/17 at 100.00	AAA	5,424,730
	2007A, 3.500%, 2/01/28
870	Wayzata, Minnesota, Senior Housing Entrance Deposit Revenue Bonds, Folkestone Senior Living	5/14 at 100.00	N/R	874,185
	Community, Series 2012B, 4.875%, 5/01/19
17,870	Total Minnesota			19,401,630
	Mississippi – 0.6% (0.4% of Total Investments)
1,000	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System	10/13 at 100.00	BBB	996,020
	Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22
2,275	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	AA–	2,370,732
	Healthcare, Series 2004B-1, 5.000%, 9/01/24 (UB)
3,275	Total Mississippi			3,366,752
	Missouri – 3.5% (2.2% of Total Investments)
2,000	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri,	10/19 at 100.00	A–	2,075,080
	Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36
200	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal	3/16 at 100.00	BBB+	202,618
	Regional Hospital, Series 2006, 5.000%, 3/01/22
1,000	Jackson County Reorganized School District R-7, Lees Summit, Missouri, General Obligation	3/16 at 100.00	Aa1	1,100,590
	Bonds, Series 2006, 5.250%, 3/01/26 – NPFG Insured
	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson Landing
	Project, Series 2005A:
780	6.000%, 6/01/20	No Opt. Call	A	872,812
1,525	5.000%, 6/01/35	6/15 at 100.00	A	1,527,410
2,985	Missouri Development Finance Board. Infrastructure Facilities Revenue Bonds, City of	4/14 at 100.00	A– (4)	3,103,684
	Independence, Missouri – Events Center Project, Series 2009F, 6.250%, 4/01/38
	(Pre-refunded 4/01/14)
3,775	Missouri Health and Educational Facilities Authority, Revenue Bonds, Webster University,	4/21 at 100.00	A2	4,014,939
	Series 2011, 5.000%, 4/01/26
1,000	Missouri State Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	11/23 at 100.00	A2	968,430
	CoxHealth, Series 2013A, 5.000%, 11/15/44
4,555	Northwest Missouri State University, Housing System Revenue Bonds, Refunding Series 2012,	No Opt. Call	A3	4,586,065
	4.000%, 6/01/25
17,820	Total Missouri			18,451,628
	Nebraska – 3.3% (2.1% of Total Investments)
1,965	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools	6/22 at 100.00	AA–	1,997,285
	Series 2012, 4.125%, 6/15/26
360	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great	No Opt. Call	A–	347,897
	Plains Regional Medical Center Project, Series 2012, 5.000%, 11/01/42
11,215	Lincoln, Nebraska, Electric System Revenue Bonds, Series 2007A, 4.500%, 9/01/37 – FGIC Insured	9/17 at 100.00	AA	11,272,757
	(UB) (5)
4,450	Omaha, Nebraska, Sanitary Sewage System Revenue Bonds, Series 2012, 4.000%, 11/15/42	No Opt. Call	AA	4,015,903
17,990	Total Nebraska			17,633,842
	Nevada – 1.1% (0.7% of Total Investments)
4,025	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	4,380,126
1,600	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A,	6/19 at 100.00	BBB–	1,737,328
	8.000%, 6/15/30
5,625	Total Nevada			6,117,454
	New Hampshire – 0.1% (0.0% of Total Investments)
290	New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Bonds, Series	7/17 at 100.00	Aa3	301,890
	2007-E, 5.750%, 1/01/37 (Alternative Minimum Tax)
	New Jersey – 2.5% (1.6% of Total Investments)
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005P:
1,325	5.250%, 9/01/24 (Pre-refunded 9/01/15)	9/15 at 100.00	A+ (4)	1,457,937
1,000	5.250%, 9/01/26 (Pre-refunded 9/01/15)	9/15 at 100.00	A+ (4)	1,100,330
555	New Jersey Economic Development Authority, Student Hosuing Revenue Bonds, Provident	6/20 at 100.00	Baa3	587,024
	Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series
	2010A, 5.750%, 6/01/31
600	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, University of Medicine	6/19 at 100.00	Baa1 (4)	793,260
	and Dentistry of New Jersey, Series 2009B, 7.500%, 12/01/32 (Pre-refunded 6/01/19)
680	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	BB+	689,391
	University Hospital, Series 2007, 5.750%, 7/01/37
665	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option	6/19 at 100.00	AA	801,538
	Bond Trust PA-4643, 20.127%, 6/01/30 (IF) (5)
3,425	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series	No Opt. Call	A+	4,014,888
	2006A, 5.250%, 12/15/20
700	New Jersey Turnpike Authority, Revenue Bonds, Series 2009E, 5.250%, 1/01/40	1/19 at 100.00	A+	718,865
4,250	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B2	3,101,948
	Series 2007-1A, 4.750%, 6/01/34
13,200	Total New Jersey			13,265,181
	New Mexico – 0.8% (0.5% of Total Investments)
	Farmington, New Mexico, Hospital Revenue Bonds, San Juan Regional Medical Center Inc.,
	Series 2004A:
880	5.125%, 6/01/17	6/14 at 100.00	A3	903,672
1,295	5.125%, 6/01/19	6/14 at 100.00	A3	1,322,130
2,000	Farmington, New Mexico, Pollution Control Revenue Refunding Bonds, Public Service Company of	6/20 at 100.00	BBB	2,069,040
	New Mexico San Juan Project, Series 2010D, 5.900%, 6/01/40
4,175	Total New Mexico			4,294,842
	New York – 11.3% (7.2% of Total Investments)
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue
	Bonds, Barclays Center Project, Series 2009:
1,945	6.000%, 7/15/30	1/20 at 100.00	BBB–	2,156,188
3,065	6.250%, 7/15/40	1/20 at 100.00	BBB–	3,385,997
1,665	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	1,766,898
	2005F, 5.000%, 3/15/24 – AMBAC Insured
1,500	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	1,595,490
	2011A, 5.750%, 2/15/47
4,055	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	A	3,677,277
	2/15/47 – NPFG Insured
1,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2009B,	11/19 at 100.00	AA	1,018,280
	5.000%, 11/15/34
2,250	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005B,	11/15 at 100.00	A	2,338,538
	5.000%, 11/15/30 – AMBAC Insured
3,200	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005F,	11/15 at 100.00	A	3,325,920
	5.000%, 11/15/30
5,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013C,	5/23 at 100.00	A	5,030,400
	5.000%, 11/15/42
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx
	Parking Development Company, LLC Project, Series 2007:
500	5.750%, 10/01/37 (7)	10/17 at 100.00	N/R	209,970
1,000	5.875%, 10/01/46 (8)	10/17 at 102.00	N/R	419,940
3,365	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	12/14 at 100.00	Aa1 (4)	3,585,609
	Bonds, Fiscal Series 2005B, 5.000%, 6/15/28 (Pre-refunded 12/15/14) – AMBAC Insured
4,435	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	12/14 at 100.00	AAA	4,627,523
	Bonds, Fiscal Series 2005B, 5.000%, 6/15/28 – AMBAC Insured
500	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/19 at 100.00	AA+	565,580
	Bonds, Tender Option Bond Trust 3484, 18.005%, 6/15/33 (IF)
5,570	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/14 at 100.00	AAA	5,696,773
	Series 2004C, 5.000%, 2/01/22 (UB)
1,535	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/25	3/15 at 100.00	AA	1,633,102
2,665	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/25	3/15 at 100.00	Aa2 (4)	2,858,666
	(Pre-refunded 3/01/15)
7,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/24 (UB)	4/15 at 100.00	AA	7,485,170
5,000	New York City, New York, General Obligation Bonds, Series 2004C-1, 5.250%, 8/15/20 (UB)	8/14 at 100.00	AA	5,244,200
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC Project, Eighth Series 2010:
590	5.500%, 12/01/31	12/20 at 100.00	BBB	637,943
1,325	6.000%, 12/01/42	12/20 at 100.00	BBB	1,469,690
1,170	Suffolk County Economic Development Corporation, New York, Revenue Refunding Bonds, Peconic	12/20 at 100.00	BBB–	1,228,453
	Landing At Southold, Inc. Project, Series 2010, 5.875%, 12/01/30
58,335	Total New York			59,957,607
	North Dakota – 0.5% (0.3% of Total Investments)
2,190	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011,	11/21 at 100.00	A+	2,473,255
	6.250%, 11/01/31
	Ohio – 4.5% (2.9% of Total Investments)
1,000	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Revenue Bonds,	5/22 at 100.00	A1	955,170
	Children’s Hospital Medical Center, Improvement & Refunding Series 2012, 4.000%, 11/15/26
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
3,120	5.125%, 6/01/24	6/17 at 100.00	B–	2,603,203
595	5.875%, 6/01/30	6/17 at 100.00	B	475,351
525	5.750%, 6/01/34	6/17 at 100.00	B	399,604
1,000	6.500%, 6/01/47	6/17 at 100.00	B	817,720
1,180	5.875%, 6/01/47	6/17 at 100.00	B	883,100
	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010:
1,125	5.250%, 11/01/29	11/20 at 100.00	BBB+	1,140,818
1,000	5.750%, 11/01/40	11/20 at 100.00	BBB+	1,031,260
5,000	5.500%, 11/01/40	11/20 at 100.00	BBB+	5,018,800
760	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement	7/21 at 100.00	BBB	791,738
	Services, Improvement Series 2010A, 5.625%, 7/01/26
1,400	Lorain County Port Authority, Ohio, Recovery Zone Facility Economic Development Revenue Bonds,	12/20 at 100.00	BB–	1,454,684
	United State Steel Corporation Project, Series 2010, 6.750%, 12/01/40
5,765	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series	11/21 at 100.00	AA	6,336,427
	2011A, 6.000%, 11/15/41
1,000	Middleburg Heights, Ohio, Hospital Facilities Revenue Bonds, Southwest General Health Center	8/21 at 100.00	A2	996,510
	Project, Refunding Series 2011, 5.125%, 8/01/31
800	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation	No Opt. Call	BBB–	868,784
	Project, Series 2009E, 5.625%, 10/01/19
250	Port of Greater Cincinnati Development Authority, Ohio, Economic Development Revenue Bonds,	10/16 at 100.00	A+	255,858
	Sisters of Mercy of the Americas, Series 2006, 5.000%, 10/01/25
24,520	Total Ohio			24,029,027
	Oklahoma – 1.1% (0.7% of Total Investments)
750	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005,	9/16 at 100.00	BB+	747,998
	5.375%, 9/01/36
5,280	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	5,287,814
	System, Series 2006, 5.000%, 12/15/36 (UB)
88	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	88,237
	System, Series 2008, Trust 3500, 8.530%, 6/15/30 (IF)
6,118	Total Oklahoma			6,124,049
	Pennsylvania – 3.9% (2.5% of Total Investments)
1,000	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement	11/19 at 100.00	BB–	1,065,790
	Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009, 6.750%, 11/01/24
2,000	Allegheny County Hospital Development Authority, Pennsylvania, University of Pittsburgh Medical	8/19 at 100.00	Aa3	2,154,200
	Center Revenue Bonds, Series 2009A, 5.375%, 8/15/29
1,000	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds,	3/17 at 100.00	BBB	914,530
	School Lane Charter School, Series 2007A, 5.000%, 3/15/37
3,000	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Series 2006A,	6/16 at 100.00	AA–	3,193,140
	5.000%, 6/01/26 – AGM Insured (UB)
1,000	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social	1/19 at 100.00	BBB+	1,059,070
	Ministries Project, Series 2009, 6.125%, 1/01/29
400	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University	7/20 at 100.00	Baa3	415,764
	Foundation Student Housing Project, Series 2010, 6.000%, 7/01/43
5,125	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AA–	4,978,835
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured (UB) (5)
1,595	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	AA	1,583,245
	Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40
1,425	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2011, 6.500%, 8/01/41	8/20 at 100.00	A2	1,570,265
1,000	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East,	11/14 at 100.00	A+ (4)	1,066,170
	Series 2004B, 5.500%, 11/15/24 (Pre-refunded 11/15/14)
2,350	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community	No Opt. Call	BBB+	2,593,014
	Hospital Project, Refunding and Improvement Series 2011, 5.500%, 8/01/20
19,895	Total Pennsylvania			20,594,023
	Puerto Rico – 2.3% (1.4% of Total Investments)
1,225	Puerto Rico Municipal Finance Agency, Series 2005C, 5.250%, 8/01/21 – CIFG Insured	No Opt. Call	AA–	1,292,130
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate
	Series 2009A:
1,100	6.375%, 8/01/39	8/19 at 100.00	A+	1,122,187
6,000	6.000%, 8/01/42	8/19 at 100.00	A+	6,006,000
1,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/21 at 100.00	AA–	1,443,495
	2011A-1, 5.250%, 8/01/40
14,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	AA–	2,143,820
	8/01/42 – FGIC Insured
23,825	Total Puerto Rico			12,007,632
	Rhode Island – 0.3% (0.2% of Total Investments)
1,440	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	12/13 at 100.00	Baa1	1,441,267
	Series 2002A, 6.000%, 6/01/23
	South Carolina – 1.8% (1.2% of Total Investments)
2,000	Berkeley County School District, South Carolina, Installment Purchase Revenue Bonds, Securing	12/13 at 100.00	Aa3	2,032,440
	Assets for Education, Series 2003, 5.250%, 12/01/24
4,405	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds,	12/14 at 100.00	AA– (4)	4,694,409
	GROWTH, Series 2004, 5.250%, 12/01/23 (Pre-refunded 12/01/14)
3,000	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper, Series	No Opt. Call	AA–	3,067,170
	2006A, 5.000%, 1/01/36 – NPFG Insured
9,405	Total South Carolina			9,794,019
	South Dakota – 0.3% (0.2% of Total Investments)
1,750	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley	11/14 at 100.00	A+	1,750,473
	Hospitals, Series 2004A, 5.500%, 11/01/31
	Tennessee – 3.5% (2.2% of Total Investments)
3,200	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain	7/16 at 100.00	BBB+	3,266,688
	States Health Alliance, Series 2006A, 5.500%, 7/01/36
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board,
	Tennessee, Revenue Bonds, Belmont University Project, Series 2012:
3,000	5.000%, 11/01/23	11/21 at 100.00	BBB+	3,232,500
3,200	5.000%, 11/01/24	11/21 at 100.00	BBB+	3,383,904
3,400	5.000%, 11/01/25	11/21 at 100.00	BBB+	3,543,174
5,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board,	10/19 at 100.00	AA+	5,226,100
	Tennessee, Revenue Refunding Bonds, Vanderbilt University, Series 2009B, 5.000%, 10/01/39
	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding
	Bonds, Sumner Regional Health System Inc., Series 2007:
700	5.500%, 11/01/37 (6)	11/17 at 100.00	N/R	1,743
1,200	5.500%, 11/01/46 (6)	11/17 at 100.00	N/R	2,988
19,700	Total Tennessee			18,657,097
	Texas – 14.3% (9.1% of Total Investments)
5,000	Board of Regents, University of Texas System, Financing System Revenue Bonds, Series 2006F,	2/17 at 100.00	AAA	4,913,350
	4.250%, 8/15/36 (UB)
	Bryan, Brazos County, Texas, Electric System Revenue Bonds, Refunding Series 2012:
1,000	5.000%, 7/01/28	7/22 at 100.00	A+	1,055,910
1,000	5.000%, 7/01/29	7/22 at 100.00	A+	1,046,830
525	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Refunding Series 2013A,	1/23 at 100.00	Baa2	498,640
	5.000%, 1/01/43
1,250	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2010, 5.750%, 1/01/25	1/20 at 100.00	Baa2	1,378,625
2,340	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, First Tier Series	10/23 at 100.00	BBB+	2,278,505
	2013A, 5.125%, 10/01/43 (WI/DD, Settling 8/01/13)
1,585	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding	6/23 at 100.00	Baa3	1,609,520
	Bonds, Young Men’s Christian Association of the Greater Houston Area, Series 2013A,
	5.000%, 6/01/28
12,030	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 1998A,	No Opt. Call	AA+ (4)	9,060,154
	0.000%, 12/01/22 – AGM Insured (ETM)
4,680	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 1998A,	No Opt. Call	AA+	3,431,704
	0.000%, 12/01/22 – AGM Insured
	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson
	Memorial Hospital Project, Series 2005:
800	5.250%, 8/15/21	2/16 at 100.00	BBB–	820,728
1,220	5.125%, 8/15/26	2/16 at 100.00	BBB–	1,226,527
1,100	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Series 2008A,	1/18 at 100.00	AA–	1,201,376
	5.750%, 1/01/40 – AGC Insured
3,370	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Series 2008F,	1/18 at 100.00	A3	3,542,409
	5.750%, 1/01/38
1,960	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A,	9/31 at 100.00	AA	1,305,046
	0.000%, 9/01/43
1,100	North Texas Tollway Authority, System Revenue Bonds, First Tier Series 2009A, 6.250%, 1/01/39	1/19 at 100.00	A2	1,194,600
1,000	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company, Series	11/15 at 100.00	CCC	57,460
	2001C, 5.200%, 5/01/28
3,960	Stafford Economic Development Corporation, Texas, Sales Tax Revenue Bonds, Series 2000,	9/15 at 100.00	A+	4,193,917
	5.500%, 9/01/30 – FGIC Insured
1,910	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	8/20 at 100.00	AA–	1,963,194
	Bonds, Scott & White Healthcare Project, Series 2010, 5.500%, 8/15/45
7,500	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas	2/17 at 100.00	AA–	7,511,850
	Health Resources, Series 2007A, 5.000%, 2/15/36 (UB)
380	Tarrant County Health Facilities Development Corporation, Texas, GNMA Collateralized Mortgage	12/13 at 102.00	Aa1	392,388
	Loan Revenue Bonds, Eastview Nursing Home, Ebony Lake Nursing Center, Ft. Stockton Nursing
	Center, Lynnhaven Nursing Center and Mission Oaks Manor, Series 2000A-1, 7.500%, 12/20/22
650	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior	No Opt. Call	A–	740,259
	Lien Series 2008D, 6.250%, 12/15/26
5,185	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	5,092,292
	2012, 5.000%, 12/15/27
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ
	Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010:
1,000	7.000%, 6/30/34	6/20 at 100.00	Baa3	1,148,410
1,000	7.000%, 6/30/40	6/20 at 100.00	Baa3	1,138,850
1,620	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds,	12/19 at 100.00	Baa2	1,819,827
	NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Series 2009,
	6.875%, 12/31/39
1,000	Texas Public Finance Authority, Charter School Finance Corporation Revenue Bonds, Idea Public	8/17 at 100.00	BBB	929,960
	School Project, Series 2007A, 5.000%, 8/15/37 – ACA Insured
	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A:
10,000	0.000%, 8/15/21 – AMBAC Insured	No Opt. Call	A–	7,369,600
12,000	0.000%, 8/15/23 – AMBAC Insured	No Opt. Call	A–	7,801,200
1,125	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds, Westminster	11/20 at 100.00	BB+	1,260,304
	Manor, Series 2010, 7.000%, 11/01/30
87,290	Total Texas			75,983,435
	Virgin Islands – 0.2% (0.1% of Total Investments)
250	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate	10/19 at 100.00	Baa3	257,098
	Lien Series 2009A, 6.000%, 10/01/39
820	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project,	10/19 at 100.00	BBB	909,249
	Series 2009A, 6.750%, 10/01/37
1,070	Total Virgin Islands			1,166,347
	Virginia – 2.1% (1.3% of Total Investments)
1,000	Amherst Industrial Development Authority, Virginia, Revenue Bonds, Sweet Briar College, Series	9/16 at 100.00	BBB	1,015,070
	2006, 5.000%, 9/01/26
345	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Capital	7/28 at 100.00	BBB	155,992
	Appreciation Series 2012B, 0.000%, 7/15/40
1,500	Metropolitan Washington D.C. Airports Authority, Virginia, Airport System Revenue Bonds,	10/21 at 100.00	AA–	1,556,925
	Refunding Bonds, Series 2011C, 5.000%, 10/01/28 (Alternative Minimum Tax)
4,500	Metropolitan Washington D.C. Airports Authority, Virginia, Airport System Revenue Bonds,	10/23 at 100.00	AA–	4,611,510
	Refunding Series 2013A, 5.000%, 10/01/30 (Alternative Minimum Tax)
1,810	Virginia Beach Development Authority, Virginia, Multifamily Residential Rental Housing Revenue	10/14 at 102.00	N/R	1,822,580
	Bonds, Hamptons and Hampton Court Apartments, Series 1999, 7.500%, 10/01/39 (Alternative
	Minimum Tax)
2,000	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River	7/22 at 100.00	BBB–	2,021,880
	Crossing, Opco LLC Project, Series 2012, 6.000%, 1/01/37 (Alternative Minimum Tax)
11,155	Total Virginia			11,183,957
	Washington – 2.0% (1.3% of Total Investments)
11,345	Chelan County Public Utility District 1, Washington, Columbia River-Rock Island Hydro-Electric	No Opt. Call	AA+	9,783,474
	System Revenue Refunding Bonds, Series 1997A, 0.000%, 6/01/19 – NPFG Insured
1,000	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	12/17 at 100.00	N/R	1,003,140
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32
12,345	Total Washington			10,786,614
	West Virginia – 0.6% (0.4% of Total Investments)
1,965	West Virginia Hospital Finance Authority , Hospital Revenue Bonds, Charleston Area Medical	9/19 at 100.00	A3	2,034,365
	Center, Series 2009A, 5.625%, 9/01/32
1,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Thomas Health System, Inc.,	10/18 at 100.00	N/R	963,960
	Series 2008, 6.500%, 10/01/38
2,965	Total West Virginia			2,998,325
	Wisconsin – 3.3% (2.1% of Total Investments)
815	Monroe Redevelopment Authority, Wisconsin, Development Revenue Bonds, The Monroe Clinic, Inc.,	2/19 at 100.00	A3	856,345
	Series 2009, 5.875%, 2/15/39
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit Health System,	4/20 at 100.00	A–	976,350
	Inc., Series 2010B, 5.125%, 4/01/36
1,150	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Fort Healthcare Inc.,	5/14 at 100.00	BBB+	1,183,615
	Series 2004, 5.750%, 5/01/24
2,750	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran,	10/21 at 100.00	A+	2,757,948
	Series 2011A, 5.250%, 10/15/39
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan
	Healthcare System, Series 2006A:
3,500	5.250%, 8/15/21	8/16 at 100.00	A–	3,784,375
1,780	5.250%, 8/15/26	8/16 at 100.00	A–	1,840,573
1,000	5.250%, 8/15/34	8/16 at 100.00	A–	990,550
4,600	Wisconsin State, General Obligation Bonds, Series 2006A, 4.750%, 5/01/25 – FGIC Insured (UB) (5)	5/16 at 100.00	AA	4,958,892
16,595	Total Wisconsin			17,348,648
$ 874,947	Total Municipal Bonds (cost $807,944,578)			837,660,409

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Corporate Bonds – 0.0% (0.0% of Total Investments)

	Transportation – 0.0% (0.0% of Total Investments)
$ 157	Las Vegas Monorail Company, Senior Interest Bonds (9) (10)	5.500%	7/15/19	N/R	$ 39,184
45	Las Vegas Monorail Company, Senior Interest Bonds (9) (10)	3.000%	7/15/55	N/R	9,048
$ 202	Total Corporate Bonds (cost $5,926)				48,232
	Total Investments (cost $807,950,504) – 157.4%				837,708,641
	Floating Rate Obligations – (14.5)%				(76,992,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (44.5)% (11)				(236,800,000)
	Other Assets Less Liabilities – 1.6%				8,448,847
	Net Assets Applicable to Common Shares – 100%				$ 532,365,488

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$837,660,409	$ —	$837,660,409
Corporate Bonds	—	—	48,232	48,232
Total	$ —	$837,660,409	$48,232	$837,708,641

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2013, the cost of investments was $730,899,154.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2013, were as follows:

Gross unrealized:
Appreciation	$ 52,681,214
Depreciation	(22,756,176)
Net unrealized appreciation (depreciation) of investments	$ 29,925,038

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investors Service,
Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(7)	On April 1, 2013, the Fund's Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security's interest rate of accrual from 5.750%
to 2.300%.
(8)	On April 1, 2013, the Fund's Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security's interest rate of accrual from 5.875%
to 2.350%.
(9)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board of Directors/Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.
(10)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on
July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.
(11)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 28.3%.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Investment Quality Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         September 27, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         September 27, 2013